GENERAL	12 Months Ended
Dec. 31, 2017
Disclosure of general [Abstract]
GENERAL
Note 1: -	General

a.	General description of the Company and its activity

Kamada Ltd. ("the Company") is a plasma-derived protein therapeutics company with an existing marketed product portfolio and a late-stage product pipeline. The Company uses its proprietary platform technology and know-how for the extraction and purification of proteins from human plasma to produce Alpha-1 Antitrypsin (AAT) in a high purity, liquid form, as well as other plasma-derived proteins. The Company's flagship product is "Glassia". In addition to Glassia, Kamada has a product line consisting of six other products which are marketed in more than fifteen countries, including Israel, Russia, Brazil, India and other countries in Latin America and Asia.

The Company's activity is divided into two operating segments:

Proprietary Products	Develop and manufacture plasma-derived therapeutics and market them in more than 15 countries.

Distribution	Distribute imported drugs in Israel, which are manufactured by third parties, most of which are produced from plasma or its derivative products.

  The Company's securities are listed for trading on the Tel Aviv stock exchange and  on the NASDAQ.

b.	The Company has three wholly-owned subsidiaries – Kamada Inc and Bio-Kam Ltd which are not active and Kamada Biopharma Limited. In addition the Company owns 74% of Kamada Assets Ltd ("Kamada Assets").

c.	Definitions

In these Financial Statements –

The Company	-	Kamada Ltd.
The Group	-	The Company and its subsidiaries.
Subsidiary	-	A company which the Company has a control over (as defined in IFRS 10) and whose financial statements are consolidated with the Company's Financial Statements.
Related parties	-	As defined in IAS 24.
USD/$	-	U.S. dollar.
NIS	-	New Israeli Shekel